Net Income Per Common Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income Per Common Share	Note 11 - Net Income Per Common Share
The following table displays a reconciliation of the information used in calculating basic and diluted net income per common share for the years ended December 31, 2025, 2024, and 2023.

	Years Ended December 31,
(in thousands, except per share data)	2025	2024	2023
Basic Net Income Per Common Share:
Net income available to common shareholders	$746,655	$439,557	$507,755
Weighted average common shares outstanding	139,296	144,164	146,115
Net income per common share, basic	$5.36	$3.05	$3.48
Diluted Net Income Per Common Share:
Net income available to common shareholders	$746,655	$439,557	$507,755
Weighted average common shares outstanding	139,296	144,164	146,115
Effect of dilutive outstanding equity-based awards	853	834	619
Weighted average diluted common shares	140,149	144,998	146,734
Net income per common share, diluted	$5.33	$3.03	$3.46

Diluted net income per common share incorporates the potential impact of contingently issuable shares, such as those related to outstanding stock options, restricted share units (RSUs), and performance share units (PSUs), including awards which require future service and meeting certain performance and market metrics as a condition of delivery of the underlying common stock. During periods where the effect of these instruments is antidilutive, meaning their inclusion would increase earnings per share, they are excluded from the calculation.
For the years ended December 31, 2025, 2024 and 2023, there were approximately 83 thousand, 2 thousand and 877 thousand shares, respectively, related to RSUs and PSUs that were excluded from the diluted EPS calculation because they were antidilutive. These shares primarily relate to unvested PSUs where the performance conditions were not met or not probable of being met. There were no shares excluded for the same periods related to stock options that would have been antidilutive.
For the year ended December 31, 2025, there were no shares, and for the years ended December 31, 2024 and 2023, approximately 20 thousand and 272 thousand shares, respectively, were excluded from the diluted EPS calculation related to stock options as they would have been antidilutive, due to the exercise prices exceeding the average market price. For the same periods, there were no shares excluded related to RSUs and PSUs that would have been antidilutive.